LOANS, FINANCING AND DEBENTURES - Breakdown by maturity - non current (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
LOANS, FINANCING AND DEBENTURES
Non-current	R$ 66,556,926	R$ 70,856,496
Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	54,284,860
Foreign | BNDES
LOANS, FINANCING AND DEBENTURES
Non-current	16,946
Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current	35,845,562
Foreign | Export credits ("export payment")
LOANS, FINANCING AND DEBENTURES
Non-current	18,422,352
Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current	12,272,066	R$ 14,199,248
Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	323,252
Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	512,934
Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	34,690
Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current	775,354
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Non-current	2,345,661
Domestic (Brazil) | NCE ("Export credit note")
LOANS, FINANCING AND DEBENTURES
Non-current	1,275,687
Domestic (Brazil) | NCR ("Rural producer certificate")
LOANS, FINANCING AND DEBENTURES
Non-current	273,715
Domestic (Brazil) | Export credits ("export payment")
LOANS, FINANCING AND DEBENTURES
Non-current	1,314,199
Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current	5,416,574
Not later than one year
LOANS, FINANCING AND DEBENTURES
Non-current	1,700,802
Not later than one year | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	874,128
Not later than one year | Foreign | BNDES
LOANS, FINANCING AND DEBENTURES
Non-current	6,355
Not later than one year | Foreign | Export credits ("export payment")
LOANS, FINANCING AND DEBENTURES
Non-current	867,773
Not later than one year | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current	826,674
Not later than one year | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	31,804
Not later than one year | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	9,433
Not later than one year | Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	12,083
Not later than one year | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current	16,245
Not later than one year | Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Non-current	757,109
Later than one year and not later than two years
LOANS, FINANCING AND DEBENTURES
Non-current	3,248,702
Later than one year and not later than two years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	1,500,385
Later than one year and not later than two years | Foreign | BNDES
LOANS, FINANCING AND DEBENTURES
Non-current	10,591
Later than one year and not later than two years | Foreign | Export credits ("export payment")
LOANS, FINANCING AND DEBENTURES
Non-current	1,489,794
Later than one year and not later than two years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current	1,748,317
Later than one year and not later than two years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	65,301
Later than one year and not later than two years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	18,866
Later than one year and not later than two years | Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	18,611
Later than one year and not later than two years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current	56,987
Later than one year and not later than two years | Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Non-current	1,588,552
Later than two years and not later than three years
LOANS, FINANCING AND DEBENTURES
Non-current	7,565,554
Later than two years and not later than three years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	6,142,440
Later than two years and not later than three years | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current	1,756,863
Later than two years and not later than three years | Foreign | Export credits ("export payment")
LOANS, FINANCING AND DEBENTURES
Non-current	4,385,577
Later than two years and not later than three years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current	1,423,114
Later than two years and not later than three years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	37,310
Later than two years and not later than three years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	18,866
Later than two years and not later than three years | Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current	3,996
Later than two years and not later than three years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current	48,743
Later than two years and not later than three years | Domestic (Brazil) | Export credits ("export payment")
LOANS, FINANCING AND DEBENTURES
Non-current	1,314,199
Later than three years and not later than four years
LOANS, FINANCING AND DEBENTURES
Non-current	11,802,113
Later than three years and not later than four years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	8,400,110
Later than three years and not later than four years | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current	1,679,444
Later than three years and not later than four years | Foreign | Export credits ("export payment")
LOANS, FINANCING AND DEBENTURES
Non-current	6,720,666
Later than three years and not later than four years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current	3,402,003
Later than three years and not later than four years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	89,746
Later than three years and not later than four years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	17,618
Later than three years and not later than four years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current	175,789
Later than three years and not later than four years | Domestic (Brazil) | NCE ("Export credit note")
LOANS, FINANCING AND DEBENTURES
Non-current	640,800
Later than three years and not later than four years | Domestic (Brazil) | NCR ("Rural producer certificate")
LOANS, FINANCING AND DEBENTURES
Non-current	137,500
Later than three years and not later than four years | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current	2,340,550
Later than four years and not later than five years
LOANS, FINANCING AND DEBENTURES
Non-current	10,063,221
Later than four years and not later than five years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	6,682,339
Later than four years and not later than five years | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current	2,604,910
Later than four years and not later than five years | Foreign | Export credits ("export payment")
LOANS, FINANCING AND DEBENTURES
Non-current	4,077,429
Later than four years and not later than five years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current	3,380,882
Later than four years and not later than five years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	84,422
Later than four years and not later than five years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	21,161
Later than four years and not later than five years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current	175,834
Later than four years and not later than five years | Domestic (Brazil) | NCE ("Export credit note")
LOANS, FINANCING AND DEBENTURES
Non-current	634,887
Later than four years and not later than five years | Domestic (Brazil) | NCR ("Rural producer certificate")
LOANS, FINANCING AND DEBENTURES
Non-current	136,215
Later than four years and not later than five years | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current	2,328,363
Later than five years
LOANS, FINANCING AND DEBENTURES
Non-current	32,176,534
Later than five years | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current	30,685,458
Later than five years | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current	29,804,345
Later than five years | Foreign | Export credits ("export payment")
LOANS, FINANCING AND DEBENTURES
Non-current	881,113
Later than five years | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current	1,491,076
Later than five years | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current	14,669
Later than five years | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current	426,990
Later than five years | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current	301,756
Later than five years | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current	R$ 747,661